Deferred income tax - Deferred tax asset and liability (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Deferred income tax assets	$ 11,064	$ 13,443
Deferred income tax liabilities	(118,210)	(177,184)
Net deferred tax liabilities	$ (107,146)	$ (163,741)	$ (14,937)	$ (7,436)